Expense Example - RAREVIEW GOVERNMENT MONEY MARKET ETF [Member]	Nov. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 130